Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Contractual Obligation, Fiscal Year Maturity Schedule [Table Text Block]
The following table summarizes our contractually committed obligations and their maturity dates as of December 31, 2014:

	Payments Due by Period
(Dollars in thousands)		Less					More
		than 1	2-	3-	4-	5-	than 5
	Total	year	year	year	year	year	years
	(U.S. dollars in thousands)
Interest on variable-rate debt	480	480	—	—	—	—	—

Services fees to the Manager	6,540	1,635	1,635	1,635	1,635	—	—

Management fees to the Managers	12,407	1,138	1,138	1,138	1,138	1,138	6,717

Total obligations	$19,427	$3,253	$2,773	$2,773	$2,773	$1,138	$6,717